United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/18

Date of Reporting Period: Six months ended 03/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | FMUUX	Institutional | FMUSX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2017 through March 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development Bond/Pollution Control Revenue	19.8%
Hospital	15.1%
General Obligation—Local	9.4%
Electric & Gas	8.7%
Toll Road	7.4%
Water & Sewer	5.2%
Prepaid Gas Utility	4.5%
General Obligation—State	4.0%
Education	4.0%
Public Power	2.8%
Other[2]	19.5%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 80.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—70.0%
		Alabama—1.4%
$22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs (Goldman Sachs Group, Inc. GTD), 1.99%, (1-month USLIBOR x 0.67 +0.900%), 12/1/2023	$22,500,000
13,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2017), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 7/1/2022	13,796,380
		TOTAL	36,296,380
		Alaska—0.9%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.50%, 12/1/2020	24,529,889
		Arizona—2.1%
7,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.43% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	7,116,130
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCR Refunding Bonds (Series 2017A), 1.80% TOBs, Mandatory Tender 5/21/2020	6,944,770
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCR Refunding Bonds (Series 2017B), 1.60% TOBs, Mandatory Tender 5/21/2020	1,089,033
25,700,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 1.65% TOBs, Mandatory Tender 5/1/2018	25,691,776
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.00%, 10/1/2023	5,016,500
5,000,000		Yavapai County, AZ IDA Solid Waste Disposal (Series 2010), 1.50% TOBs, Republic Services, Inc., Mandatory Tender 6/1/2018	4,996,300
4,500,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2002), 2.125% TOBs, Mandatory Tender 6/1/2018	4,500,360
		TOTAL	55,354,869
		California—6.6%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 1.74% (3-month USLIBOR x 0.70 +0.550%), 4/1/2021	9,413,767
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1) FRNs, 2.28%, (SIFMA 7-day +0.700%), Mandatory Tender 10/1/2019	15,082,350
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.40% , (1-month USLIBOR x 0.70 +0.200%), 4/1/2021	14,965,200
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 1.97%, (1-month USLIBOR x 0.70 +0.650%), 2/1/2021	$50,149,000
10,000,000	[1]	California Infrastructure & Economic Development Bank, (J Paul Getty Trust), Variable Rate Revenue Refunding Bonds (Series 2011A-3) FRNs, 1.77%, (3-month USLIBOR x 0.70 +0.370%), 4/1/2020	10,021,400
9,200,000	[2]	California PCFA (Waste Management Inc.), Solid Waste Disposal Revenue Bonds, 1.55% TOBs, Mandatory Tender 5/1/2018	9,196,228
3,200,000	[2]	California PCFA (Waste Management, Inc.), Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625%, 6/1/2018	3,212,928
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 1.87%, (SIFMA 7-day +0.290%) 12/1/2020	7,499,325
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 1.96%, (SIFMA 7-day +0.380%) 12/1/2022	25,023,750
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.48%, (SIFMA 7-day +0.900%), 5/1/2018	9,001,620
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,589,300
11,025,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.21%, (SIFMA 7-day +0.630%), 1/15/2020	11,023,346
7,250,000		Southern California Public Power Authority (Power Projects) (Magnolia Power Project A), Revenue Refunding Bonds (Series 2017-1), 2.00%, TOBs, Mandatory Tender 7/1/2020	7,298,140
		TOTAL	174,476,354
		Colorado—1.1%
9,640,000	[1]	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2016B) Index Rate Notes FRNs, 2.03%, (1-month USLIBOR x 0.70 +0.860%), 11/15/2019	9,681,066
5,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017A) FRNs, 2.16%, (1-month USLIBOR x 0.67 +0.900%), 9/1/2019	5,010,700
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.31% (1-month USLIBOR x 0.67 +1.050%), 9/1/2021	6,056,520
8,500,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2017 C-1), 4.00% TOBs, Mandatory Tender 3/1/2020	8,743,695
		TOTAL	29,491,981
		Connecticut—2.0%
15,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B Floating Rate Note) FRNs, 1.67% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 7/1/2019	15,015,600
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.46% (SIFMA 7-day +0.880%), 4/15/2018	4,500,405
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.35% (SIFMA 7-day +0.770%), 9/15/2018	$2,502,400
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.23% (SIFMA 7-day +0.650%), 3/1/2020	6,376,289
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.33% (SIFMA 7-day +0.750%), 3/1/2021	4,024,680
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.43% (SIFMA 7-day +0.850%), 3/1/2022	3,094,486
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.48% (SIFMA 7-day +0.900%), 3/1/2023	1,514,925
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D) FRNs, 2.46% (SIFMA 7-day +0.880%), 8/15/2019	15,083,400
		TOTAL	52,112,185
		Florida—0.8%
4,500,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2006), 1.50%, 10/1/2018	4,498,470
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A), 3.00% TOBs, Mandatory Tender 10/1/2020	5,096,550
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A), 5.00% TOBs, Mandatory Tender 10/1/2020	10,756,800
		TOTAL	20,351,820
		Georgia—3.0%
1,250,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2018	1,276,225
1,100,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2019	1,154,362
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2020	1,072,230
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2021	1,231,031
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project PCRBs (First Series 1997), 2.05% TOBs, Mandatory Tender 11/19/2021	4,035,015
20,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds, 1.85% TOBs, Mandatory Tender 8/22/2019	19,934,600
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.53% (SIFMA 7-day +0.950%), 2/18/2020	22,576,275
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018) FRNs (Royal Bank of Canada GTD), 1.87%, (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,856,560
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project PCRBs (First Series 2009), 2.05% TOBs, Mandatory Tender 11/19/2021	$2,460,425
3,750,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), PCRBs (Plant Scherer First Series 2010), 1.40% TOBs, Mandatory Tender 9/19/2019	3,712,425
		TOTAL	79,309,148
		Hawaii—0.8%
6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.90%, (SIFMA 7-day +0.320%), 9/1/2020	6,502,535
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.90%, (SIFMA 7-day +0.320%), 9/1/2020	8,003,120
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.90%, (SIFMA 7-day +0.320%), 9/1/2020	7,502,925
		TOTAL	22,008,580
		Illinois—2.1%
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index) FRNs, 2.41% (SIFMA 7-day +0.830%), Mandatory Tender 6/1/2018	15,983,200
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2018	2,036,940
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2019	3,398,037
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	4,270,800
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	4,348,720
3,000,000		Granite City, IL (Waste Management, Inc.), Disposal Revenue Bonds, 1.60% TOBs, Mandatory Tender 5/1/2018	2,998,890
1,375,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2020	1,415,260
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2021	1,767,574
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2020	10,431,600
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2021	5,246,600
3,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2022	3,135,750
		TOTAL	55,033,371
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—3.7%
$7,340,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3), 1.35% TOBs, Mandatory Tender 8/4/2020	$7,223,294
1,845,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5), 1.35% TOBs, Mandatory Tender 8/4/2020	1,815,664
6,000,000		Indiana State EDA (Republic Services, Inc.), (Series 2012), 1.65% TOBs, Mandatory Tender 6/1/2018	5,996,040
10,000,000		Indiana State EDA (Republic Services, Inc.), (Series A), 1.65% TOBs, Mandatory Tender 6/1/2018	9,993,400
3,000,000		Indiana State EDA (Republic Services, Inc.), (Series B), 1.50% TOBs, Mandatory Tender 6/1/2018	2,997,780
70,000,000	[1]	Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, 2.33% (SIFMA 7-day +0.750%), 12/2/2019	70,058,800
		TOTAL	98,084,978
		Iowa—0.2%
6,000,000		Iowa Finance Authority (Shenandoah Medical Center), Hospital Revenue & Bond Anticipation Notes (Series 2015), 1.75%, 6/1/2018	5,990,220
		Kansas—0.5%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4) FRNs, 1.44% (1-month USLIBOR x 0.67 +0.320%), 9/1/2018	6,503,315
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5) FRNs, 1.52% (1-month USLIBOR x 0.67 +0.400%), 9/1/2019	6,015,300
		TOTAL	12,518,615
		Kentucky—0.8%
8,000,000		Carroll County, KY (Kentucky Utilities Company), PCR Revenue Refunding Bonds (Series 2016A), 1.05% TOBs, Mandatory Tender 9/1/2019	7,901,360
7,855,000		Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018 A), 4.00%, 2/1/2019	8,003,381
6,500,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Environmental Facilities Revenue Refunding Bonds (Series 2017A), 1.25% TOBs, Mandatory Tender 6/3/2019	6,438,835
		TOTAL	22,343,576
		Louisiana—0.8%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA (East Baton Rouge Sewerage Commission), Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index) FRNs, 1.88% (1-month USLIBOR x 0.70 +0.700%), Mandatory Tender 8/1/2018	21,006,720
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—1.2%
$17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), Revenue Bonds (Series 2013A) FRNs, 1.72% (1-month USLIBOR x 0.67 +0.600%), Mandatory Tender 5/15/2018	$17,002,890
8,100,000	[1]	Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), Revenue Bonds (Series 2013B) FRNs, 1.70% (1-month USLIBOR x 0.67 +0.580%), Mandatory Tender 5/15/2018	8,101,296
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-45 (Series 2017C-3), 2.50%, 11/1/2024	6,010,080
		TOTAL	31,114,266
		Massachusetts—1.5%
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.00% (SIFMA 7-day +0.420%), 1/27/2022	11,012,430
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.08%, (SIFMA 7-day +0.500%), 1/26/2023	12,029,280
7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.06% (SIFMA 7-day +0.480%), 1/29/2020	7,664,152
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4), 5.00% TOBs, Mandatory Tender 1/25/2024	6,525,816
3,500,000		Massachusetts State Housing Finance Agency Housing Revenue, SFH Revenue Bonds (Series 189), 1.50% TOBs, Mandatory Tender 7/1/2020	3,461,745
		TOTAL	40,693,423
		Michigan—2.3%
4,000,000	[1]	Eaton Vance Michigan Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.58% (SIFMA 7-day +1.000%), 7/1/2019	4,002,120
20,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, (Series 2015MI) FRNs, 1.80% (1-month USLIBOR x 0.67 +0.540%), 12/1/2020	19,969,200
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2), 1.90% TOBs, Mandatory Tender 4/1/2021	9,939,400
13,870,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-1) FRNs, 1.88% (1-month USLIBOR x 0.68 +0.600%), 10/15/2018	13,871,526
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$12,430,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.19% (3-month USLIBOR x 0.70+1.000%), 10/1/2021	$12,515,518
		TOTAL	60,297,764
		Minnesota—0.5%
7,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue BANs (Series 2018), 2.75%, 12/1/2019	7,003,500
6,500,000		Minnesota Rural Water Finance Authority, Public Project Construction Notes (Series 2017), 1.05%, 3/1/2019	6,442,280
		TOTAL	13,445,780
		Mississippi—1.1%
8,000,000	[1]	Mississippi State, UT GO Bonds (Series 2017B) FRNs, 1.45%, (1-month USLIBOR x 0.67 +0.330%), 9/1/2020	7,980,720
15,000,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.70%, 3/1/2020	14,879,700
5,765,000		Southwest Mississippi Regional Medical Center, Hospital Revenue Notes (Series 2018A), 2.10%, 6/1/2019	5,755,084
		TOTAL	28,615,504
		Multi State—1.7%
3,172,074	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2014 Class D) FRNs (Cooperatieve Rabobank UA LOC), 2.38% (SIFMA 7-day +0.800%), 11/15/2019	3,180,100
26,861,577	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C) FRNs (Cooperatieve Rabobank UA LOC), 2.63% (SIFMA 7-day +1.050%), 12/31/2019	27,039,401
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs (Cooperatieve Rabobank UA LOC), 2.83% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
6,000,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.63% (SIFMA 7-day +1.050%), 7/1/2019	6,003,420
		TOTAL	44,157,921
		Nebraska—0.1%
2,500,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	2,619,775
		Nevada—1.3%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.00%, 7/1/2021	29,415,960
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$5,000,000		Washoe County, NV Gas Facilities Revenue (Sierra Pacific Power Co.), Revenue Refunding Bonds (Series 2016A), 1.50% TOBs, Mandatory Tender 6/3/2019	$4,956,450
		TOTAL	34,372,410
		New Hampshire—0.1%
2,000,000		New Hampshire Business Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs, Mandatory Tender 6/1/2018	2,000,160
		New Jersey—6.0%
11,400,000		Asbury Park, NJ, 2.50% BANs, 6/15/2018	11,406,726
9,444,296		Bridgeton, NJ, 2.25% BANs, 8/24/2018	9,449,301
7,000,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	7,034,300
6,495,000		Kearny, NJ, 2.50% BANs, 4/26/2018	6,495,974
10,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2019	10,327,100
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB) FRNs, 2.58% (SIFMA 7-day +1.000%), 12/15/2019	25,028,250
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 1.65%, (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,015,890
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 1.63%, (1-month USLIBOR x 0.70 +0.460%), 1/1/2021	30,093,600
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 1.92%, (1-month USLIBOR x 0.70 +0.750%), 1/1/2023	20,132,600
6,028,750		North Hanover Township, NJ, 2.25% BANs, 4/24/2018	6,029,654
6,264,000		Orange Township, NJ, 2.50% BANs, 12/7/2018	6,291,750
1,827,690		Prospect Park, NJ, 2.50% BANs, 5/22/2018	1,828,659
3,095,535		Sea Bright, NJ, 2.50% BANs, 12/7/2018	3,107,577
3,405,000		Upper Township, NJ, 2.50% BANs, 1/25/2019	3,416,986
11,744,500		Wall Township, NJ, 2.25% BANs, 6/29/2018	11,764,348
		TOTAL	159,422,715
		New Mexico—0.9%
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2016B), 1.875% TOBs, Mandatory Tender 10/1/2021	4,907,550
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 1.87% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 8/1/2019	19,355,999
		TOTAL	24,263,549
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—7.0%
$4,080,400		Amsterdam, NY, (Series B), 2.25% BANs, 7/26/2018	$4,080,808
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 1.82% (1-month USLIBOR x 0.70 +0.650%), 11/1/2018	30,006,900
4,700,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes) FRNs, 1.95% (SIFMA 7-day +0.370%), 11/1/2018	4,699,718
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes) FRNs, 2.03% (SIFMA 7-day +0.450%), 11/1/2019	2,996,490
3,525,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 2.03% (SIFMA 7-day +0.450%), 6/1/2022	3,520,946
14,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b) FRNs, 2.48% (SIFMA 7-day +0.900%), 11/1/2018	14,038,080
15,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c) FRNs, 2.53% (SIFMA 7-day +0.950%), 11/1/2019	15,099,900
7,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM INS), 1.72% (1-month USLIBOR x 0.69 +0.570%), 4/6/2020	7,040,530
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM INS), 1.83% (1-month USLIBOR x 0.69 +0.680%), 4/6/2021	9,084,510
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 1.82% (1-month USLIBOR x 0.67 +0.700%), 2/1/2020	10,060,100
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.67% (1-month USLIBOR x 0.67 +0.550%), 11/1/2022	27,786,640
8,000,000		Nassau County, NY, (Series B), 3.00% TANs, 9/18/2018	8,050,080
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,733,347
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,316,803
30,000,000		Suffolk County, NY, 2.50% TANs, 7/25/2018	30,075,000
9,905,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 1.82% (1-month USLIBOR x 0.67 +0.700%), 12/1/2021	9,977,604
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5) FRNs (AGM INS), 2.02% (SIFMA 7-day +0.440%), 1/1/2019	$4,006,200
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 3.00%, 6/1/2018	1,001,930
		TOTAL	185,575,586
		North Carolina—1.4%
6,000,000		Boone, NC, 2.00% BANs, 7/26/2018	6,000,420
6,250,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013), 1.70% TOBs, Mandatory Tender 6/15/2018	6,245,313
5,000,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series A), 1.50% TOBs, Mandatory Tender 6/1/2018	4,996,300
11,000,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series B), 1.65% TOBs, Mandatory Tender 6/1/2018	10,992,740
10,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012B) FRNs, 1.52%, (1-month USLIBOR x 0.67 +0.400%), 11/9/2022	10,001,500
		TOTAL	38,236,273
		Ohio—4.1%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.33% (SIFMA 7-day +0.750%), 5/1/2020	6,206,427
2,750,000		Independence, OH, (Series 2), 2.00% BANs, 12/5/2018	2,754,923
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 1.84% (1-month USLIBOR x 0.67 +0.720%), Mandatory Tender 8/1/2019	40,064,400
4,161,105		Marietta, OH, 2.125% BANs, 5/11/2018	4,161,771
17,130,000	[1]	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Notes (Series 2017B) FRNs, 1.80%, (SIFMA 7-day +0.220%), 12/1/2020	17,125,375
7,000,000		Ohio Waste Development Authority Solid Waste (Republic Services, Inc.), 1.50% TOBs, Mandatory Tender 6/1/2018	6,994,820
1,995,000		Parma Heights, OH, (Series 2), 2.00% BANs, 7/18/2018	1,995,020
3,053,000		Parma, OH, 2.00% BANs, 7/26/2018	3,053,397
9,950,000		Richmond Heights, OH Local School District, 3.25% BANs, 6/28/2018	9,986,914
2,700,000		Sharonville, OH, 2.00% BANs, 6/27/2018	2,700,567
3,800,000		Trumbull County, OH, (Series 2017-2), 2.00% BANs, 8/30/2018	3,799,012
9,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A) FRNs, 1.71% (1-month USLIBOR x 0.67 +0.450%), 6/1/2018	9,000,270
		TOTAL	107,842,896
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.2%
$1,390,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2018	$1,403,414
4,650,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A) FRNs, 2.38% (SIFMA 7-day +0.800%), Mandatory Tender 8/1/2018	4,650,883
		TOTAL	6,054,297
		Oregon—0.2%
4,275,000		Gilliam County, OR Solid Waste Disposal, (Waste Management Inc.) Solid Waste Disposal Revenue Bonds (Series 2000-A), 1.65% TOBs, Mandatory Tender 5/1/2018	4,273,589
1,265,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	1,268,188
		TOTAL	5,541,777
		Pennsylvania—5.2%
8,155,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 1.80%, (1-month USLIBOR x 0.70 +0.480%), 11/1/2021	8,121,565
10,000,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 1.80%, (1-month USLIBOR x 0.70 +0.480%), 11/1/2021	9,959,000
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016B), 1.80% TOBs, Mandatory Tender 8/15/2022	5,242,464
1,250,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.35% (1-month USLIBOR x 0.68 +0.220%), 5/1/2019	1,244,200
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.40% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,315,591
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.45% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,497,465
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.55% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,846,448
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.60% (1-month USLIBOR x 0.68 +0.470%), 11/1/2021	3,401,054
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Mandatory Tender 6/1/2020	4,008,320
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.47% (1-month USLIBOR x 0.67 +0.350%), 11/1/2018	699,349
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.53% (1-month USLIBOR x 0.67 +0.410%), 11/1/2019	$998,800
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.62% (1-month USLIBOR x 0.67 +0.500%), 11/1/2019	4,000,520
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.98% (SIFMA 7-day +1.400%), 8/15/2020	8,044,880
13,000,000		Pennsylvania EDFA (Waste Management, Inc.), (Series 2013), 1.64% TOBs, Mandatory Tender 5/1/2018	12,995,320
10,150,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 1.70% TOBs, Mandatory Tender 8/3/2020	10,051,037
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A) FRNs, 2.26% (SIFMA 7-day +0.680%), 12/1/2018	11,010,890
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.46% (SIFMA 7-day +0.880%), 12/1/2020	4,046,960
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs (AGM INS), 1.82%, (1-month USLIBOR x 0.70 +0.640%), 12/1/2020	40,033,600
10,330,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 2.132% (1-month USLIBOR x 0.68 +1.000%), 4/1/2021	10,330,000
		TOTAL	138,847,463
		South Carolina—0.3%
7,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	6,960,800
		Tennessee—0.2%
5,000,000		Monroe County, TN, UT GO BANS, 1.20%, 6/15/2019	4,978,000
		Texas—4.5%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,304,800
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014B) FRNs, 2.16% (SIFMA 7-day +0.580%), Mandatory Tender 12/1/2019	10,003,600
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.18% (SIFMA 7-day +0.600%), 6/1/2018	1,814,964
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.28% (SIFMA 7-day +0.700%), 6/1/2019	$2,254,230
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.33% (SIFMA 7-day +0.750%), 6/1/2020	2,007,660
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.41% (SIFMA 7-day +0.830%), 6/1/2021	3,735,339
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.13% (1-month USLIBOR x 0.68 +0.850%), 6/1/2020	8,043,760
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.48% (SIFMA 7-day +0.900%), 5/1/2020	5,026,700
5,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C) FRNs (PSFG GTD), 1.74% (1-month USLIBOR x 0.67 +0.550%), 8/15/2019	5,002,700
5,500,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2021	5,573,810
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 1996), 1.75% TOBs, Mandatory Tender 9/1/2020	6,884,290
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 2.38% (SIFMA 7-day +0.800%), Mandatory Tender 1/1/2019	10,009,300
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.25% (SIFMA 7-day +0.670%), 1/1/2020	31,715,981
9,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2015B), 2.00%, 12/1/2021	8,999,910
4,770,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	4,775,676
7,335,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs, Mandatory Tender 4/1/2020	7,748,327
		TOTAL	118,901,047
		Vermont—0.6%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	15,631,840
		Virginia—0.6%
10,000,000		Gloucester County, VA IDA (Waste Management, Inc.), Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs, Mandatory Tender 5/1/2018	9,996,300
2,000,000		King George County IDA, VA (Waste Management, Inc.), 1.60% TOBs, Mandatory Tender 5/1/2018	1,999,260
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$5,000,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008C), 1.85% TOBs, Mandatory Tender 5/16/2019	$4,985,650
		TOTAL	16,981,210
		Washington—1.3%
7,060,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014) FRNs, 1.98% (SIFMA 7-day +0.400%), 12/1/2019	7,071,508
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N), 2.00% TOBs, 9/1/2020	4,990,900
5,725,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue BANs (Series 2017), 3.00%, 8/1/2019	5,715,954
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.36% (1-month USLIBOR x 0.67 +1.100%), 7/1/2022	10,058,300
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.63% (SIFMA 7-day +1.050%), 7/3/2023	7,014,700
		TOTAL	34,851,362
		West Virginia—0.6%
9,000,000		Mason County, WV (Appalachian Power Co.), PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	8,979,480
7,000,000	[1]	West Virginia University Board of Governors (West Virginia University), Variable Rate Revenue Refunding Bonds (Series 2014C) FRNs, 2.11% (SIFMA 7-day +0.530%), 10/1/2019	7,000,980
		TOTAL	15,980,460
		Wisconsin—0.3%
4,000,000		Public Finance Authority, WI Revenue (Lake Oconee Acadamy Foundation, Inc.), Loan Anticipation Notes (Series 2017), 2.30%, 10/1/2019	3,989,480
4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and BANs (Series 2017A), 2.65%, 11/1/2020	4,449,060
		TOTAL	8,438,540
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,856,558,540)	1,854,733,504
	[1]	SHORT-TERM MUNICIPALS—30.4%
		Alabama—2.8%
250,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.79%, 4/5/2018	250,000
12,755,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.90%, 4/5/2018	12,755,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Alabama—continued
$8,100,000		Columbia, AL IDB PCRBs (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.85%, 4/2/2018	$8,100,000
6,075,000		Columbia, AL IDB PCRBs (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.71%, 4/4/2018	6,075,000
32,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 1.65%, 4/2/2018	32,325,000
15,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.71%, 4/4/2018	15,000,000
		TOTAL	74,505,000
		California—1.5%
40,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Daily VRDPs, 1.88%, 4/2/2018	40,000,000
		Florida—1.2%
25,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.75%, 4/2/2018	25,500,000
6,725,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.75%, 4/2/2018	6,725,000
		TOTAL	32,225,000
		Georgia—2.2%
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs (Compass Bank, Birmingham LOC), 2.20%, 4/5/2018	5,440,000
2,400,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 1.83%, 4/2/2018	2,400,000
39,850,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.95%, 4/5/2018	39,850,000
1,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.80%, 4/2/2018	1,200,000
8,600,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.75%, 4/2/2018	8,600,000
		TOTAL	57,490,000
		Illinois—2.6%
33,430,000		Chicago, IL Board of Education, (Series 2017-XG0108) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.76%, 4/5/2018	33,430,000
10,600,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.77%, 4/5/2018	10,600,000
6,930,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.77%, 4/5/2018	6,930,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$14,775,000		Metropolitan Pier & Exposition Authority, IL, TOB Trust Certificates (2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.91%, 4/5/2018	$14,775,000
4,085,000		Will County, IL Environmental Revenue (Exxon Mobil Corp.), (Series 2001) Daily VRDNs, 1.73%, 4/2/2018	4,085,000
		TOTAL	69,820,000
		Indiana—2.0%
19,325,000		Indiana State Finance Authority Enviornmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 1.80%, 4/4/2018	19,325,000
21,500,000		Lawrenceburg, IN PCR Board (Indiana Michigan Power Co.), (Series H) Weekly VRDNs, 1.74%, 4/5/2018	21,500,000
12,000,000		Lawrenceburg, IN PCR Board (Indiana Michigan Power Co.), (Series I) Weekly VRDNs, 1.74%, 4/5/2018	12,000,000
		TOTAL	52,825,000
		Louisiana—1.6%
7,450,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (Nucor Corp. GTD), 1.80%, 4/4/2018	7,450,000
33,925,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (Nucor Corp. GTD), 1.80%, 4/4/2018	33,925,000
		TOTAL	41,375,000
		Massachusetts—0.2%
2,400,000		Massachusetts IFA (Nova Realty Trust), (Series 1994) Weekly VRDNs (TD Bank, N.A. LOC), 1.61%, 4/5/2018	2,400,000
1,530,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 1.65%, 4/2/2018	1,530,000
		TOTAL	3,930,000
		Michigan—0.3%
7,575,000		Detroit, MI City School District, TOB Trust Receipts (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 1.83%, 4/5/2018	7,575,000
		Mississippi—1.3%
35,000,000		Perry County, MS (Georgia-Pacific Corp.), (Series 2002) Weekly VRDNs, 1.76%, 4/5/2018	35,000,000
		Nebraska—0.5%
8,300,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.88%, 4/4/2018	8,300,000
4,000,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.88%, 4/4/2018	4,000,000
		TOTAL	12,300,000
		New Jersey—1.6%
2,130,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.75%, 4/5/2018	2,130,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$12,000,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.71%, 4/2/2018	$12,000,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998A) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.71%, 4/2/2018	6,835,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998B) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.71%, 4/2/2018	6,835,000
3,405,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.82%, 4/5/2018	3,405,000
12,385,000		New Jersey State EDA (New Jersey State), TOB Trust Certificates (2015-XF1048) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.69%, 4/5/2018	12,385,000
		TOTAL	43,590,000
		New York—2.0%
5,500,000		New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 1.68%, 4/4/2018	5,500,000
20,000,000		New York State HFA, (2013 Series A) Daily VRDNs (160 Madison Avenue), (2013 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.80%, 4/2/2018	20,000,000
28,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Daily VRDPs, 1.88%, 4/2/2018	28,000,000
		TOTAL	53,500,000
		North Carolina—0.3%
1,000,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.86%, 4/4/2018	1,000,000
7,725,000		North Carolina Eastern Municipal Power Agency, TOB Trust Certificates (Series 2017-XG0135) Weekly VRDNs (Deutsche Bank AG LIQ), 1.69%, 4/5/2018	7,725,000
		TOTAL	8,725,000
		Ohio—0.2%
5,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) Daily VRENs, 1.80%, 4/2/2018	5,500,000
		Pennsylvania—1.7%
40,595,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 1.92%, 4/5/2018	40,595,000
4,000,000		Pennsylvania State Turnpike Commission, TOB Trust Certificates (Series 2017-XF1060) Weekly VRDNs (Deutsche Bank AG LIQ), 1.79%, 4/5/2018	4,000,000
		TOTAL	44,595,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Carolina—0.3%
$9,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.88%, 4/4/2018	$9,000,000
		Tennessee—0.0%
500,000		Jackson, TN IDB (Bobrick Washroom Equipment), (Series 1999) Weekly VRDNs (Regions Bank, Alabama LOC), 2.05%, 4/5/2018	500,000
		Texas—8.0%
2,600,000		Gulf Coast, TX Waste Disposal Authority (Exxon Capital Ventures, Inc.), Environmental Facilities Revenue Bonds (Series 2001B) Daily VRDNs (Exxon Mobil Corp. GTD), 1.73%, 4/2/2018	2,600,000
44,775,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.83%, 4/4/2018	44,775,000
21,450,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.88%, 4/4/2018	21,450,000
11,250,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.88%, 4/4/2018	11,250,000
43,570,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 1.87%, 4/4/2018	43,570,000
20,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.78%, 4/2/2018	20,500,000
17,370,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.78%, 4/2/2018	17,370,000
10,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.80%, 4/2/2018	10,000,000
30,625,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Daily VRDNs, 1.78%, 4/2/2018	30,625,000
8,915,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Daily VRDNs, 1.80%, 4/2/2018	8,915,000
		TOTAL	211,055,000
		Virginia—0.1%
1,400,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1996A) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.76%, 4/2/2018	1,400,000
1,000,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1997) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.76%, 4/2/2018	1,000,000
		TOTAL	2,400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $805,910,000)	805,910,000
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $2,662,468,540)[3]	2,660,643,504
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(11,612,212)
		TOTAL NET ASSETS—100%	$2,649,031,292
Semi-Annual Shareholder Report

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.9% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2018, these restricted securities amounted to $16,909,516, which represented 0.6% of total net assets.
3	The cost of investments for federal tax purposes amounts to $2,662,441,820.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PSFG	—Public School Fund Guarantee
SFH	—Single Family Housing
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.01	$9.99	$10.00	$10.05	$10.02	$10.05
Income From Investment Operations:
Net investment income	0.04	0.05	0.03	0.01	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.02)	0.02	(0.01)	(0.05)	0.03	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.07	0.02	(0.04)	0.06	0.00[1]
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.03)	(0.03)
Net Asset Value, End of Period	$9.99	$10.01	$9.99	$10.00	$10.05	$10.02
Total Return[2]	0.20%	0.74%	0.21%	(0.35)%	0.56%	0.02%
Ratios to Average Net Assets:
Net expenses	0.81%[3,4]	0.81%[4]	0.81%	0.80%	0.80%[4]	0.80%
Net investment income	0.80%[3]	0.54%	0.30%	0.14%	0.26%	0.33%
Expense waiver/reimbursement[5]	0.18%[3]	0.17%	0.21%	0.23%	0.22%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$760,865	$799,292	$785,216	$1,021,204	$1,362,615	$1,731,519
Portfolio turnover	50%	88%	29%	46%	62%	54%
1	Represent less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.81% for the six months ended March 31, 2018, and 0.81% and 0.80% for the years ended September 30, 2017 and 2014, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.01	$9.99	$10.00	$10.05	$10.02	$10.05
Income From Investment Operations:
Net investment income	0.06	0.10	0.08	0.06	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.02)	0.02	(0.01)	(0.05)	0.03	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.12	0.07	0.01	0.10	0.05
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.08)	(0.06)	(0.07)	(0.08)
Net Asset Value, End of Period	$9.99	$10.01	$9.99	$10.00	$10.05	$10.02
Total Return[1]	0.42%	1.19%	0.66%	0.10%	1.01%	0.47%
Ratios to Average Net Assets:
Net expenses	0.36%[2,3]	0.36%[3]	0.35%	0.35%	0.35%[3]	0.35%
Net investment income	1.25%[2]	0.99%	0.75%	0.59%	0.71%	0.78%
Expense waiver/reimbursement[4]	0.13%[2]	0.12%	0.16%	0.18%	0.17%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,888,166	$1,864,456	$1,518,382	$1,912,653	$2,198,711	$1,827,352
Portfolio turnover	50%	88%	29%	46%	62%	54%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the six months ended March 31, 2018, and 0.36% and 0.35% for the years ended September 30, 2017 and 2014, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $2,662,468,540)		$2,660,643,504
Cash		34,396
Income receivable		9,245,751
Receivable for shares sold		7,938,940
Receivable for investments sold		6,223,312
TOTAL ASSETS		2,684,085,903
Liabilities:
Payable for investments purchased	$22,555,000
Payable for shares redeemed	11,089,603
Income distribution payable	670,276
Payable for other service fees (Notes 2 and 5)	159,470
Payable for distribution services fee (Note 5)	126,817
Payable for investment adviser fee (Note 5)	48,970
Payable for administrative fee (Note 5)	17,438
Payable for Directors'/Trustees' fees (Note 5)	793
Accrued expenses (Note 5)	386,244
TOTAL LIABILITIES		35,054,611
Net assets for 265,215,831 shares outstanding		$2,649,031,292
Net Assets Consists of:
Paid-in capital		$2,653,038,885
Net unrealized depreciation		(1,825,036)
Accumulated net realized loss		(2,209,020)
Undistributed net investment income		26,463
TOTAL NET ASSETS		$2,649,031,292
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($760,865,312 ÷ 76,175,389 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.99
Offering price per share (100/98.00 of $9.99)		$10.19
Redemption proceeds per share		$9.99
Institutional Shares:
Net asset value per share ($1,888,165,980 ÷ 189,040,442 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.99
Offering price per share		$9.99
Redemption proceeds per share		$9.99
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2018 (unaudited)
Investment Income:
Interest			$21,300,241
Expenses:
Investment adviser fee (Note 5)		$4,637,420
Administrative fee (Note 5)		1,062,212
Custodian fees		45,843
Transfer agent fees		452,710
Directors'/Trustees' fees (Note 5)		13,553
Auditing fees		16,948
Legal fees		7,315
Distribution services fee (Note 5)		984,681
Other service fees (Notes 2 and 5)		984,681
Portfolio accounting fees		139,244
Share registration costs		56,030
Printing and postage		14,210
Miscellaneous (Note 5)		18,748
TOTAL EXPENSES		8,433,595
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,671,925)
Waiver of other operating expenses (Note 5)	(196,936)
Reduction of custodian fees (Note 6)	(3,693)
TOTAL WAIVERS AND REDUCTION		(1,872,554)
Net expenses			6,561,041
Net investment income			14,739,200
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(935,577)
Net change in unrealized appreciation of investments			(3,734,324)
Net realized and unrealized loss on investments			(4,669,901)
Change in net assets resulting from operations			$10,069,299
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2018	Year Ended 9/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,739,200	$21,390,855
Net realized gain (loss)	(935,577)	1,284,474
Net change in unrealized appreciation/depreciation	(3,734,324)	3,706,967
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,069,299	26,382,296
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,147,702)	(4,232,792)
Institutional Shares	(11,636,356)	(17,130,015)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,784,058)	(21,362,807)
Share Transactions:
Proceeds from sale of shares	899,457,425	1,765,355,092
Net asset value of shares issued to shareholders in payment of distributions declared	11,885,666	17,272,214
Cost of shares redeemed	(921,344,757)	(1,427,497,119)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,001,666)	355,130,187
Change in net assets	(14,716,425)	360,149,676
Net Assets:
Beginning of period	2,663,747,717	2,303,598,041
End of period (including undistributed net investment income of $26,463 and $71,321, respectively)	$2,649,031,292	$2,663,747,717
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2018 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reduction of $1,872,554 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$984,681
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities held at March 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA (Waste Management, Inc.), Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625%, 6/1/2018	5/27/2011	$3,200,000	$3,212,928
California PCFA (Waste Management Inc.), Solid Waste Disposal Revenue Bonds, 1.55%,TOBs, Mandatory Tender 5/1/2018	4/28/2017	$9,200,000	$9,196,228
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2002), 2.125% TOBs, Mandatory Tender 6/1/2018	5/31/2013	$4,500,000	$4,500,360
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,452,722	$194,478,983	41,271,606	$412,464,518
Shares issued to shareholders in payment of distributions declared	305,406	3,051,874	409,646	4,094,569
Shares redeemed	(23,469,639)	(234,589,460)	(40,426,480)	(403,967,253)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,711,511)	$(37,058,603)	1,254,772	$12,591,834

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,529,268	$704,978,442	135,396,879	$1,352,890,574
Shares issued to shareholders in payment of distributions declared	883,994	8,833,792	1,318,353	13,177,645
Shares redeemed	(68,714,054)	(686,755,297)	(102,419,510)	(1,023,529,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,699,208	$27,056,937	34,295,722	$342,538,353
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,012,303)	$(10,001,666)	35,550,494	$355,130,187
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At March 31, 2018, the cost of investments for federal tax purposes was $2,662,441,820. The net unrealized depreciation of investments for federal tax purposes was $1,798,316. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,992,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,790,849.
At September 30, 2017, the Fund had a capital loss carryforward of $1,249,522 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$1,242,780	NA	$1,242,780
2019	$6,742	NA	$6,742
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2017, for federal income tax purposes, post-October losses of $42,092 were deferred to October 1, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the Adviser voluntarily waived $1,671,925 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. During six months ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets annually to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$984,681	$(196,936)
For the six months ended March 31, 2018, FSC retained $394,393 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2018, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2018, FSSC received $483 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended March 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $204,990,000 and $288,840,000, respectively.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.81% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended March 31, 2018, the Fund's expenses were reduced by $3,693 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2018, were as follows:
Purchases	$ 377,825,879
Sales	$ 531,644,861
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the six months ended March 31, 2018, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the six months ended March 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,002.00	$4.04
Institutional Shares	$1,000.00	$1,004.20	$1.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.89	$4.08
Institutional Shares	$1,000.00	$1,023.14	$1.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.81%
Institutional Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal Ultrashort Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's
Semi-Annual Shareholder Report

investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
28391 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018